Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Commitments and Contingencies.
Schedule of future commitments

As of November 30, 2023, the future commitments pursuant to these agreements were estimated as follows (in thousands):

Fiscal Year	Amount
2024 (6 months remaining)	$156,388
2025	76,400
2026 and thereafter	—
Total	$232,788

As of May 31, 2023, the future commitments pursuant to these agreements are estimated as follows (in thousands):

Fiscal Year	Amount
2024	$156,388
2025	$76,400
2026 and thereafter	—
Total	$232,788

Schedule of operating lease balances

(in thousands)	November 30, 2023	May 31, 2023
Assets
Right-of-use asset	$332	$400
Liabilities
Current operating lease liability	$142	$139
Non-current operating lease liability	211	283
Total operating lease liability	$353	$422

(in thousands)	May 31, 2023	May 31, 2022
Assets
Right-of-use asset	$400	$536
Liabilities
Current operating lease liability	$139	$134
Non-current operating lease liability	283	422
Total operating lease liability	$422	$556

Schedule of the minimum (base rental) lease payments

The minimum (base rental) lease payments are expected to be as follows as of November 30, 2023 (in thousands):

Fiscal Year	Amount
2024 (6 months remaining)	$91
2025	185
2026	169
Thereafter	—
Total operating lease payments	445
Less: imputed interest	(92)
Present value of operating lease liabilities	$353

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2023 are expected to be as follows (in thousands):

Fiscal Year	Amount
2024	$182
2025	185
2026	169
Total operating lease payments	536
Less: imputed interest	(114)
Present value of operating lease liabilities	$422

Schedule of supplemental information relating to operating leases

	November 30, 2023
Weighted average remaining lease term	2.4	years
Weighted average discount rate	10.0%

	May 31, 2023
Weighted average remaining lease term	2.9	years
Weighted average discount rate	10.0%